Share Based Compensation - 2018 Plan and 2017 Plan (Details)	6 Months Ended
Jun. 30, 2019
Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	4 years
Stock option vesting right percentage	25.00%
Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	3 years
Performance Based | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	4 years
Stock option vesting right percentage	25.00%
Performance Based | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	3 years
Share options
Share-based Compensation Arrangement by Share-based Payment Award
Stock option term	10 years